Goodwill (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

$
Balance – December 31, 2025	14,541
Additions	35,497
Effects of foreign exchange	(627)
Balance – March 31, 2026	49,411